SCHEDULE OF STATUTORY AND EFFECTIVE TAX RATE (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
HK SAR Profits Tax at 16.5%	16.50%	16.50%	16.50%
Tax effect of income not taxable	(16.50%)	(16.50%)	(16.50%)
The Company’s effective tax rate	0.00%	0.00%	0.00%